Provisions (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of provisions

	As at June 30
(US dollars in thousands)	2025	2024	2023
Current provisions
Employee entitlements	43	11	502
Fiscal	2,193	2,038	1,174
Litigation	811	181	-
Warranty	-	-	102
Total current provisions	3,047	2,230	1,778

Non-current provisions
Employee entitlements	17	13	76
Litigation	-	44	-
Total non-current provisions	17	57	76

Total provisions	3,064	2,287	1,855

Schedule of other provisions

(US dollars in thousands)	Employee Entitlements	Remediation	Fiscal	Litigation	Warranty	Total
At June 30, 2023	578	-	1,174	-	102	1,854
Foreign exchange	4	-	-	-	1	5
Additional provisions	63	-	864	225	-	1,152
Disposals and transfers to assets held for sale	(621)	-	-	-	(103)	(724)
At June 30, 2024	24	-	2,038	225	-	2,287
Foreign exchange	(1)	-	-	-	-	(1)
Additional provisions	37	-	155	811	-	1,003
Provisions utilized	-	-	-	(225)	-	(225)
At June 30, 2025	60		2,193	811	-	3,064